TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
80,776	FlexShares Global Upstream Natural Resources Index Fund	$ 3,036,370
270,351	SPDR Portfolio S&P 400 Mid Cap ETF	10,424,735
58,487	SPDR Portfolio S&P 500 Growth ETF	2,930,199
86,242	SPDR Portfolio S&P 500 Value ETF	2,974,487
262,775	SPDR Portfolio S&P 600 Small Cap ETF	8,950,117
372,256	Vanguard FTSE Developed Markets ETF	13,535,228
184,792	Vanguard FTSE Emerging Markets ETF	6,743,060
40,093	Vanguard Global ex-U.S. Real Estate ETF	1,529,949
18,767	Vanguard Real Estate ETF	1,504,550
56,191	Vanguard S&P 500 ETF	18,447,504
120,913	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,976,878
		73,053,077

	TOTAL EXCHANGE-TRADED FUNDS (Cost $81,342,231)	73,053,077

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
1,956,377	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $1,956,377)(a)	1,956,377

	TOTAL INVESTMENTS - 100.6% (Cost $83,298,608)	$ 75,009,454
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(454,430)
	NET ASSETS - 100.0%	$ 74,555,024

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 49.6%
53,713	FlexShares Global Upstream Natural Resources Index Fund	$ 2,019,072
85,621	SPDR Portfolio S&P 400 Mid Cap ETF	3,301,546
25,944	SPDR Portfolio S&P 500 Growth ETF	1,299,794
133,805	SPDR Portfolio S&P 500 Value ETF	4,614,934
77,681	SPDR Portfolio S&P 600 Small Cap ETF	2,645,815
146,682	Vanguard FTSE Developed Markets ETF	5,333,358
72,852	Vanguard FTSE Emerging Markets ETF	2,658,369
53,333	Vanguard Global ex-U.S. Real Estate ETF	2,035,187
25,020	Vanguard Real Estate ETF	2,005,853
18,024	Vanguard S&P 500 ETF	5,917,280
53,639	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,320,592
		33,151,800
	FIXED INCOME - 48.4%
52,425	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,370,941
89,436	SPDR Bloomberg Investment Grade Floating Rate ETF	2,709,911
115,638	SPDR Portfolio Short Term Corporate Bond ETF	3,378,942
87,790	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,001,612
34,693	Vanguard Intermediate-Term Treasury ETF	2,022,949
29,782	Vanguard Mortgage-Backed Securities ETF	1,342,870
167,474	Vanguard Short-Term Inflation-Protected Securities ETF	8,057,174
70,286	Vanguard Short-Term Treasury ETF	4,061,828
14,172	Vanguard Total International Bond ETF	676,430
81,875	Xtrackers USD High Yield Corporate Bond ETF	2,680,588
		32,303,245

	TOTAL EXCHANGE-TRADED FUNDS (Cost $72,057,924)	65,455,045

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.7%
	COLLATERAL FOR SECURITIES LOANED - 8.3%
5,504,664	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $5,504,664)(b)	5,504,664

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.7% (Continued)
	MONEY MARKET FUNDS - 2.4%
1,623,111	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $1,623,111)(b)	$ 1,623,111

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,127,775)	7,127,775

	TOTAL INVESTMENTS - 108.7% (Cost $79,185,699)	$ 72,582,820
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%	(5,790,164)
	NET ASSETS - 100.0%	$ 66,792,656

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,384,572 at September 30, 2022. The loaned securities were secured with cash collateral of $5,504,664. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 29.8%
13,548	FlexShares Global Upstream Natural Resources Index Fund	$ 509,269
25,912	SPDR Portfolio S&P 400 Mid Cap ETF	999,167
9,816	SPDR Portfolio S&P 500 Growth ETF	491,782
28,932	SPDR Portfolio S&P 500 Value ETF	997,865
14,702	SPDR Portfolio S&P 600 Small Cap ETF	500,750
34,683	Vanguard FTSE Developed Markets ETF	1,261,073
6,891	Vanguard FTSE Emerging Markets ETF	251,453
13,454	Vanguard Global ex-U.S. Real Estate ETF	513,405
6,293	Vanguard Real Estate ETF	504,510
4,523	Vanguard S&P 500 ETF	1,484,900
		7,514,174
	FIXED INCOME - 68.3%
17,302	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,772,590
20,282	JP Morgan Ultra-Short Income ETF	1,017,345
50,236	SPDR Bloomberg Investment Grade Floating Rate ETF	1,522,151
78,051	SPDR Portfolio Short Term Corporate Bond ETF	2,280,650
22,198	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	506,114
21,737	Vanguard Intermediate-Term Treasury ETF	1,267,484
11,184	Vanguard Mortgage-Backed Securities ETF	504,287
84,073	Vanguard Short-Term Inflation-Protected Securities ETF	4,044,752
39,478	Vanguard Short-Term Treasury ETF	2,281,434
21,448	Vanguard Total International Bond ETF	1,023,713
30,982	Xtrackers USD High Yield Corporate Bond ETF	1,014,351
		17,234,871

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,238,713)	24,749,045

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.0%
	COLLATERAL FOR SECURITIES LOANED - 7.2%
1,815,031	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $1,815,031)(b)	1,815,031

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.0% (Continued)
	MONEY MARKET FUNDS - 1.8%
466,691	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $466,691)(b)	$ 466,691

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,281,722)	2,281,722

	TOTAL INVESTMENTS - 107.1% (Cost $29,520,435)	$ 27,030,767
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%	(1,780,968)
	NET ASSETS - 100.0%	$ 25,249,799

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,775,445 at September 30, 2022. The loaned securities were secured with cash collateral of $1,815,031. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 84.8%
94,493	FlexShares Global Upstream Natural Resources Index Fund	$ 3,551,992
249,332	SPDR Portfolio S&P 400 Mid Cap ETF	9,614,242
68,745	SPDR Portfolio S&P 500 Growth ETF(a)	3,444,125
126,128	SPDR Portfolio S&P 500 Value ETF	4,350,155
205,517	SPDR Portfolio S&P 600 Small Cap ETF	6,999,909
411,255	Vanguard FTSE Developed Markets ETF	14,953,232
168,331	Vanguard FTSE Emerging Markets ETF	6,142,398
70,358	Vanguard Global ex-U.S. Real Estate ETF	2,684,861
21,960	Vanguard Real Estate ETF	1,760,533
55,494	Vanguard S&P 500 ETF	18,218,680
106,112	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,612,477
		74,332,604
	FIXED INCOME - 13.1%
17,294	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,771,770
77,402	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,764,766
19,648	Vanguard Mortgage-Backed Securities ETF	885,928
55,247	Vanguard Short-Term Inflation-Protected Securities ETF	2,657,934
30,919	Vanguard Short-Term Treasury ETF	1,786,809
81,026	Xtrackers USD High Yield Corporate Bond ETF	2,652,791
		11,519,998

	TOTAL EXCHANGE-TRADED FUNDS (Cost $93,718,741)	85,852,602

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.7%
	COLLATERAL FOR SECURITIES LOANED - 2.9%
2,538,808	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $2,538,808)(b)	2,538,808

	MONEY MARKET FUNDS - 2.8%
2,413,515	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $2,413,515)(b)	2,413,515

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,952,323)	4,952,323

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	TOTAL INVESTMENTS - 103.6% (Cost $98,671,064)	$ 90,804,925
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(3,193,311)
	NET ASSETS - 100.0%	$ 87,611,614

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,484,889 at September 30, 2022. The loaned securities were secured with cash collateral of $2,538,808. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 64.8%
105,332	FlexShares Global Upstream Natural Resources Index Fund	$ 3,959,430
203,686	SPDR Portfolio S&P 400 Mid Cap ETF	7,854,132
38,680	SPDR Portfolio S&P 500 Growth ETF	1,937,868
84,369	SPDR Portfolio S&P 500 Value ETF	2,909,887
173,247	SPDR Portfolio S&P 600 Small Cap ETF	5,900,793
324,704	Vanguard FTSE Developed Markets ETF	11,806,237
135,183	Vanguard FTSE Emerging Markets ETF	4,932,828
78,433	Vanguard Global ex-U.S. Real Estate ETF	2,993,003
24,865	Vanguard Real Estate ETF	1,993,427
53,396	Vanguard S&P 500 ETF	17,529,907
78,885	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,942,149
		63,759,661
	FIXED INCOME - 33.2%
48,203	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,938,397
306,204	SPDR Portfolio Short Term Corporate Bond ETF	8,947,281
86,294	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,967,503
17,012	Vanguard Intermediate-Term Treasury ETF	991,970
43,811	Vanguard Mortgage-Backed Securities ETF	1,975,438
123,192	Vanguard Short-Term Inflation-Protected Securities ETF	5,926,767
34,466	Vanguard Short-Term Treasury ETF	1,991,790
20,847	Vanguard Total International Bond ETF	995,027
150,548	Xtrackers USD High Yield Corporate Bond ETF	4,928,942
		32,663,115

	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,935,405)	96,422,776

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.0%
	COLLATERAL FOR SECURITIES LOANED - 5.1%
5,061,322	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $5,061,322)(b)	5,061,322

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.0% (Continued)
	MONEY MARKET FUNDS - 2.9%
2,818,051	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $2,818,051)(b)	$ 2,818,051

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,879,373)	7,879,373

	TOTAL INVESTMENTS - 106.0% (Cost $111,814,778)	$ 104,302,149
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%	(5,920,008)
	NET ASSETS - 100.0%	$ 98,382,141

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,950,930 at September 30, 2022. The loaned securities were secured with cash collateral of $5,061,322. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4%
	EQUITY - 44.2%
258,331	FlexShares Global Upstream Natural Resources Index Fund	$ 9,710,662
411,893	SPDR Portfolio S&P 400 Mid Cap ETF	15,882,594
124,742	SPDR Portfolio S&P 500 Growth ETF	6,249,574
643,568	SPDR Portfolio S&P 500 Value ETF	22,196,660
373,771	SPDR Portfolio S&P 600 Small Cap ETF	12,730,640
705,602	Vanguard FTSE Developed Markets ETF	25,655,689
350,361	Vanguard FTSE Emerging Markets ETF	12,784,673
256,430	Vanguard Global ex-U.S. Real Estate ETF	9,785,369
120,068	Vanguard Real Estate ETF	9,625,852
86,274	Vanguard S&P 500 ETF	28,323,755
257,891	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	6,349,276
		159,294,744
	FIXED INCOME - 43.2%
252,111	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	25,828,772
430,028	SPDR Bloomberg Investment Grade Floating Rate ETF	13,029,848
555,997	SPDR Portfolio Short Term Corporate Bond ETF	16,246,232
423,082	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	9,646,270
166,810	Vanguard Intermediate-Term Treasury ETF	9,726,691
143,763	Vanguard Mortgage-Backed Securities ETF	6,482,274
805,308	Vanguard Short-Term Inflation-Protected Securities ETF	38,743,368
337,953	Vanguard Short-Term Treasury ETF	19,530,304
68,139	Vanguard Total International Bond ETF	3,252,274
393,666	Xtrackers USD High Yield Corporate Bond ETF(a)	12,888,625
		155,374,658

	TOTAL EXCHANGE-TRADED FUNDS (Cost $317,277,543)	314,669,402

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.7%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
1,975,578	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $1,975,578)(b)	1,975,578

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 12.7% (Continued)
	MONEY MARKET FUNDS - 12.2%
43,567,447	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $43,567,447)(b)				$ 43,567,447

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,543,025)				45,543,025

	TOTAL INVESTMENTS - 100.1% (Cost $362,820,568)				$ 360,212,427
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(454,016)
	NET ASSETS - 100.0%				$ 359,758,411

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
188	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/30/2022	$ 20,211,504	$ (694,621)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
107	CME E-Mini Russell 2000 Index Future	Bank of America Merrill Lynch	12/16/2022	$ 8,933,430	$ 652,300
240	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/16/2022	43,218,000	3,531,778
68	CME E-Mini Standard & Poor's MidCap 400 Index Future	Bank of America Merrill Lynch	12/16/2022	15,015,760	1,162,130
270	ICE US Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	12/16/2022	22,418,100	1,675,515
471	ICE US MSCI Emerging Markets EM Index Future	Bank of America Merrill Lynch	12/16/2022	20,523,825	1,660,765
	TOTAL FUTURES CONTRACTS				$ 8,682,488

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,933,121 at September 30, 2022. The loaned securities were secured with cash collateral of $1,975,578. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)

The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based.  Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts.  Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments.  The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.8%
	EQUITY - 75.1%
593,548	FlexShares Global Upstream Natural Resources Index Fund	$ 22,311,469
1,561,494	SPDR Portfolio S&P 400 Mid Cap ETF	60,211,209
429,906	SPDR Portfolio S&P 500 Growth ETF	21,538,291
792,020	SPDR Portfolio S&P 500 Value ETF	27,316,770
1,288,154	SPDR Portfolio S&P 600 Small Cap ETF	43,874,525
2,583,634	Vanguard FTSE Developed Markets ETF	93,940,932
1,056,539	Vanguard FTSE Emerging Markets ETF	38,553,108
441,876	Vanguard Global ex-U.S. Real Estate ETF	16,861,988
137,933	Vanguard Real Estate ETF	11,058,089
346,802	Vanguard S&P 500 ETF	113,855,096
666,707	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	16,414,326
		465,935,803
	FIXED INCOME - 11.7%
108,607	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	11,126,787
486,038	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,081,666
123,379	Vanguard Mortgage-Backed Securities ETF	5,563,159
346,928	Vanguard Short-Term Inflation-Protected Securities ETF	16,690,707
194,121	Vanguard Short-Term Treasury ETF	11,218,253
508,764	Xtrackers USD High Yield Corporate Bond ETF(a)	16,656,933
		72,337,505

	TOTAL EXCHANGE-TRADED FUNDS (Cost $497,201,342)	538,273,308

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 13.9%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
2,918,121	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $2,918,121)(b)				$ 2,918,121

	MONEY MARKET FUNDS - 13.4%
83,066,606	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $83,066,606)(b)				83,066,606

	TOTAL SHORT-TERM INVESTMENTS (Cost $85,984,727)				85,984,727

	TOTAL INVESTMENTS - 100.7% (Cost $583,186,069)				$ 624,258,035
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(4,596,017)
	NET ASSETS - 100.0%				$ 619,662,018

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
144	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/30/2022	$ 15,481,152	$ (529,848)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
353	CME E-Mini Russell 2000 Index Future	Bank of America Merrill Lynch	12/16/2022	$ 29,471,970	$ 2,718,515
623	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/16/2022	112,186,725	11,294,595
208	CME E-Mini Standard & Poor's MidCap 400 Index Future	Bank of America Merrill Lynch	12/16/2022	45,930,560	4,460,220
853	ICE US Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	12/16/2022	70,824,590	6,590,870
1,162	ICE US MSCI Emerging Markets EM Index Future	Bank of America Merrill Lynch	12/16/2022	50,634,150	4,941,795
	TOTAL FUTURES CONTRACTS				$ 30,005,995

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	-Standard & Poor’s Depositary Receipt

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,159,590 at September 30, 2022. The loaned securities were secured with cash collateral of $2,918,121 and non-cash collateral of $3,376,019. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)

The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based.  Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts.  Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments.  The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.2%
	EQUITY - 57.5%
579,136	FlexShares Global Upstream Natural Resources Index Fund	$ 21,769,722
1,108,051	SPDR Portfolio S&P 400 Mid Cap ETF	42,726,447
209,733	SPDR Portfolio S&P 500 Growth ETF	10,507,623
463,674	SPDR Portfolio S&P 500 Value ETF	15,992,116
942,654	SPDR Portfolio S&P 600 Small Cap ETF	32,106,795
1,779,439	Vanguard FTSE Developed Markets ETF	64,700,402
736,347	Vanguard FTSE Emerging Markets ETF	26,869,302
431,146	Vanguard Global ex-U.S. Real Estate ETF	16,452,531
134,583	Vanguard Real Estate ETF	10,789,519
290,035	Vanguard S&P 500 ETF	95,218,492
433,660	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	10,676,709
		347,809,658
	FIXED INCOME - 29.7%
264,927	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	27,141,771
1,682,747	SPDR Portfolio Short Term Corporate Bond ETF	49,169,868
474,238	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,812,626
93,490	Vanguard Intermediate-Term Treasury ETF	5,451,402
240,766	Vanguard Mortgage-Backed Securities ETF(a)	10,856,139
677,011	Vanguard Short-Term Inflation-Protected Securities ETF(a)	32,570,999
189,409	Vanguard Short-Term Treasury ETF	10,945,946
114,566	Vanguard Total International Bond ETF(a)	5,468,235
827,355	Xtrackers USD High Yield Corporate Bond ETF(a)	27,087,603
		179,504,589

	TOTAL EXCHANGE-TRADED FUNDS (Cost $509,804,581)	527,314,247

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 13.3%
	COLLATERAL FOR SECURITIES LOANED - 0.7%
4,320,557	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $4,320,557)(b)				$ 4,320,557

	MONEY MARKET FUNDS - 12.6%
75,802,936	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $75,802,936)(b)				75,802,936

	TOTAL SHORT-TERM INVESTMENTS (Cost $80,123,493)				80,123,493

	TOTAL INVESTMENTS - 100.5% (Cost $589,928,074)				$ 607,437,740
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%				(2,833,830)
	NET ASSETS - 100.0%				$ 604,603,910

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
242	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/30/2022	$ 26,016,936	$ (885,720)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
256	CME E-Mini Russell 2000 Index Future	Bank of America Merrill Lynch	12/16/2022	$ 21,373,440	$ 1,731,433
467	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/16/2022	84,095,025	7,576,919
153	CME E-Mini Standard & Poor's MidCap 400 Index Future	Bank of America Merrill Lynch	12/16/2022	33,785,460	2,904,455
609	ICE US Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	12/16/2022	50,565,270	4,235,590
880	ICE US MSCI Emerging Markets EM Index Future	Bank of America Merrill Lynch	12/16/2022	38,346,000	3,425,505
	TOTAL FUTURES CONTRACTS				$ 19,873,902

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	-Standard & Poor’s Depositary Receipt

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,431,246 at September 30, 2022. The loaned securities were secured with cash collateral of $4,320,557 and non-cash collateral of $2,251,261. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

r

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.5%
	EQUITY - 48.8%
100,842	FlexShares Global Upstream Natural Resources Index Fund	$ 3,790,651
192,992	SPDR Portfolio S&P 400 Mid Cap ETF	7,441,772
48,711	SPDR Portfolio S&P 500 Growth ETF	2,440,421
215,342	SPDR Portfolio S&P 500 Value ETF	7,427,146
182,432	SPDR Portfolio S&P 600 Small Cap ETF	6,213,634
309,879	Vanguard FTSE Developed Markets ETF	11,267,200
136,789	Vanguard FTSE Emerging Markets ETF	4,991,431
100,122	Vanguard Global ex-U.S. Real Estate ETF	3,820,656
46,896	Vanguard Real Estate ETF	3,759,652
44,895	Vanguard S&P 500 ETF	14,739,028
100,744	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,480,317
		68,371,908
	FIXED INCOME - 38.7%
86,120	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,822,994
125,903	SPDR Blbg Investment Grade Floating Rate ETF	3,814,861
260,463	SPDR Portfolio Short Term Corporate Bond ETF	7,610,729
165,488	VanEck J. P. Morgan EM Local Currency Bond ETF	3,773,126
43,593	Vanguard Intermediate-Term Treasury ETF	2,541,908
55,895	Vanguard Mortgage-Backed Securities ETF	2,520,306
261,986	Vanguard Short-Term Inflation-Protected Securities ETF	12,604,145
109,939	Vanguard Short-Term Treasury ETF	6,353,375
26,686	Vanguard Total International Bond ETF(a)	1,273,723
154,097	Xtrackers USD High Yield Corporate Bond ETF(a)	5,045,136
		54,360,303

	TOTAL EXCHANGE-TRADED FUNDS (Cost $122,878,645)	122,732,211

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.7%
	COLLATERAL FOR SECURITIES LOANED - 7.5%
10,470,955	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $10,470,955)(b)	10,470,955

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 19.7% (Continued)
	MONEY MARKET FUNDS - 12.2%
17,249,215	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $17,249,215)(b)				$ 17,249,215

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,720,170)				27,720,170

	TOTAL INVESTMENTS - 107.2% (Cost $150,598,815)				$ 150,452,381
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2)%				(10,053,619)
	NET ASSETS - 100.0%				$ 140,398,762

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
64	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/30/2022	$ 6,880,512	$ (235,629)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
53	CME E-Mini Russell 2000 Index Future	Bank of America Merrill Lynch	12/16/2022	$ 4,424,970	$ 343,835
104	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/16/2022	18,727,800	1,655,108
31	CME E-Mini Standard & Poor's MidCap 400 Index Future	Bank of America Merrill Lynch	12/16/2022	6,845,420	548,375
117	ICE US Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	12/16/2022	9,714,510	783,695
186	ICE US MSCI Emerging Markets EM Index Future	Bank of America Merrill Lynch	12/16/2022	8,104,950	693,105
	TOTAL FUTURES CONTRACTS				$ 4,024,118

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $13,632,392 at September 30, 2022. The loaned securities were secured with cash collateral of $10,470,955 and non-cash collateral of $3,453,741. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 67.9%
	FIXED INCOME - 67.9%
29,230	Goldman Sachs Access Treasury 0-1 Year ETF					$ 2,918,616
38,871	iShares 0-3 Month Treasury Bond ETF(a)					3,897,595
31,901	SPDR Bloomberg 1-3 Month T-Bill ETF					2,922,132
49,634	Vanguard Short-Term Treasury ETF(a)					2,868,349
						12,606,692

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,665,983)					12,606,692

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 30.4%
	MONEY MARKET FUNDS - 30.4%
5,648,610	STIT - Government & Agency Portfolio, Institutional Class, 2.88% (Cost $5,648,610)(b)					5,648,610

Contracts(c)
	FLEX OPTIONS PURCHASED - 1.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 1.7%
562	iShares MSCI EAFE ETF	SOC	01/20/2023	$ 67	$ 3,147,762	$ 9,548
442	iShares MSCI Emerging Markets ETF	SOC	01/20/2023	42	1,541,696	4,593
213	iShares Russell 2000 ETF	SOC	01/20/2023	180	3,512,796	111,081
242	SPDR S&P 500 ETF Trust	SOC	01/20/2023	390	8,643,756	187,186
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,042,932)					312,408

	TOTAL FLEX OPTIONS PURCHASED (Cost - $2,042,932)					312,408

	TOTAL INVESTMENTS - 100.0% (Cost $20,357,525)					$ 18,567,710
	CALL OPTIONS WRITTEN - 0.0%(d) (Proceeds - $87,881)					(2,337)
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(d)					(6,351)
	NET ASSETS - 100.0%					$ 18,563,696

Contracts(c)
	WRITTEN FLEX OPTIONS - 0.0% (d)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%(d)
562	iShares MSCI EAFE ETF	SOC	01/20/2023	$ 90	$ 3,147,762	$ 42
442	iShares MSCI Emerging Markets ETF	SOC	01/20/2023	57	1,541,696	0
213	iShares Russell 2000 ETF	SOC	01/20/2023	240	3,512,796	1,811
242	SPDR S&P 500 ETF Trust	SOC	01/20/2023	525	8,643,756	484
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $87,881)					2,337

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Contracts(b) (continued)
	WRITTEN FLEX OPTIONS - 0.0% (c)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- 0.0%(c) (Continued)

	TOTAL FLEX OPTIONS WRITTEN (Proceeds - $87,881)					$ 2,337

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SOC	- Societe Generale
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or part of these securities were held as collateral for call options written as of September 30, 2022. Total collateral for call options written is $338,024.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to greater than (0.1%).